Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Warrants (Details) - Fair Value, Inputs, Level 3 - mo	Dec. 31, 2021	Mar. 04, 2021
Exercise Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.50	11.50
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	10.29	9.75
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	29.9	16.0
Term (years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, term	5 months 4 days	5 months 10 days
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.28	0.94